The Hartford International Value Fund Investment Strategy - The Hartford International Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities of foreign issuers, including non-dollar securities and securities of emerging market issuers. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), applies a contrarian approach and uses fundamental analysis to screen for companies it believes represent attractive investments due to low relative price, low valuation and/or low market expectations. Wellington Management focuses on stocks that trade at a discount to market value that it believes are undervalued. When making investments, Wellington Management seeks companies that it believes are overlooked or misunderstood in viable, growing businesses with solid financial strength. In addition, typical candidates for investment are often in industries that Wellington Management believes are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Secondary consideration is given to economic analysis in establishing sector and industry weightings.The Fund may invest among a number of different sectors and countries throughout the world with no limit on the amount of assets that may be invested in any one sector or country. The Fund may invest in securities of issuers of any market capitalization, including small capitalization securities. The Fund may invest up to 25% of its net assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.The Fund may also enter into exchange-traded or over-the-counter derivative transactions, including but not limited to, futures contracts and foreign exchange forwards. The Fund may enter into these transactions for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash.An issuer is deemed to be a “foreign issuer” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; or (c) the principal trading market for a security of an issuer is located in a foreign country.Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), under normal circumstances, the Fund will invest at least 80% of its assets in securities of value companies. Wellington Management will determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.